--------------------------------------------------------------------------------
                                          |
COLONIAL INTERNATIONAL HORIZONS FUND      |        Annual Report
                                          |
--------------------------------------------------------------------------------

October 31, 1999

--------------------------------------------------------------------------------
President's Message
--------------------------------------------------------------------------------


[PHOTO            Dear Shareholder:
STEPHEN
E.                The 12-month period ended October 31, 1999 was characterized
GIBSON]           by a changing investment environment that included improving economic conditions around the world.

                  As the period began, lingering concerns about recession in Southeast Asia and Japan, and possible global repercussions created significant uncertainty. Early in 1999, however, a stream of favorable economic news, rising commodity prices and improving overseas markets encouraged investors. These conditions led to strengthening earnings overseas and little inflation risk. In addition, emerging markets began posting strong gains, Japan's economy began to show signs of life in the first quarter of 1999, and several other struggling Asian economies appeared to stabilize and turn upward.

Colonial International Horizon's Fund has faced challenges such as concerns about recession and currency devaluation in many emerging world markets since 1997. Based on the relatively weak global economic outlook that continued into the fourth quarter of 1998, the portfolio's exposure to emerging markets, Asia and cyclical industries was limited. As a result of this weighting, the Fund did not benefit from the improvements these markets experienced in 1999. While the Fund's defensive stance early in this period dampened total return, we believe that the Fund is now better positioned for the current investment environment.

The following report provides you with more specific information about your Fund's performance and investment strategy during the period. As always, we thank you for choosing Colonial International Horizons Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
December 13, 1999

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

[BEGIN SIDE BAR]

Table of Contents

  1     Highlights

  2     Portfolio Manager's
        Report

  4     Performance
        Information

  5     Portfolio of
        Investments

  8     Financial
        Statements

 10     Notes to Financial
        Statements

 13     Financial Highlights

-------------------------------------
|  Not FDIC   |   May Lose Value    |
|  Insured    |   No Bank Guarantee |
-------------------------------------

[END SIDE BAR]

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>      Rising commodity prices helped boost emerging markets.

       In the spring, oil prices rose after the Organization of Petroleum Exporting Countries (OPEC) and non-OPEC oil producers agreed to cut oil production. Oil prices surged again after OPEC reinforced the cutback on output at the beginning of October. This dramatic rise in oil prices helped strengthen the economies of developing nations that depend heavily on oil exports.


>      Tangible signs of economic recovery in Japan.

       During the year, the Japanese government engineered a $1.1 trillion economic recovery program. This infusion of funds into the banking system gave banks additional liquidity, enabling them to lend money to a wider range of businesses. This increased credit contributed to higher consumer confidence and helped boost capital spending by corporations. As a result, Japan's economy underwent an encouraging turnaround, and Japanese stocks rallied in the second half of the period.


>      Portfolio repositioned for future growth.

       Fund performance was dampened during the early part of the period due to its defensive stance. Based on the strengthening of select markets and sectors, such as emerging markets and cyclical industries, we made some significant changes to the portfolio. We reallocated the portfolio's country and industry weightings in order to better position the Fund in the current economic environment.


           Morgan Stanley Capital International EAFE (GDP) Index vs.
                                Nikkei 225 Index
                              11/1/98 - 10/31/99

[BEGIN BAR CHART]

MSCI EAFE       26.14%
Nikkei          33.33%

[END BAR CHART]

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. The Nikkei 225 Index is an unmanaged index that tracks the performance of stocks traded on the Tokyo Stock Exchange. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

[BEGIN SIDE BAR]

12-month total returns
for the period ended
10/31/99

               Without    With
               Sales      Sales
               Charge     Charge
--------------------------------
Class A        17.77%     11.00%
--------------------------------
Class B        16.85%     11.85%
--------------------------------
Class C        16.90%     15.90%
--------------------------------
Class Z        17.95%(1)    N/A
--------------------------------

Net asset value per share
as of 10/31/99

Class A                   $13.38
--------------------------------
Class B                   $13.19
--------------------------------
Class C                   $13.30
--------------------------------
Class Z                   $13.40
--------------------------------

Capital gain distributions
declared per share from
11/1/98 to 10/31/99

Class A                   $0.948
--------------------------------
Class B                   $0.898
--------------------------------
Class C                   $0.908
--------------------------------
Class Z (2/16-10/31/99)   $0.000
--------------------------------

(1) Please see footnote on page 4 for an explanation of how performance is calculated for the period prior to the inception of Class Z shares.

[END SIDE BAR]

                                                                             |
                                                                             | 1
                                                                             |

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------


Defensive stance hampered portfolio

In response to turmoil overseas and the threat of recession, we structured the Fund defensively entering the period. The Fund invested heavily in more developed markets, such as Europe, and more defensive sectors, such as telecommunications, financial and high-quality, large-cap stocks. As emerging markets and cyclical industries experienced strong signs of recovery in 1999, the Fund's underweighting in these areas hindered performance.


Investment shifted to Japan and emerging markets

We repositioned the Fund to take advantage of the current economic environment by increasing the portfolio weighting in Japan, South Korea and other emerging markets. Those investments were shifted from Europe, particularly Portugal, Italy, France and Germany. We also increased sector weightings in technology, capital goods and health care. These moves helped to strengthen portfolio returns in the second half of the Fund's fiscal year.

As the period progressed, European economic growth picked up in the summer of 1999. Signs of inflation began to appear, which raised the risk of higher interest rates, dampening performance in telecommunications, financial and other sectors sensitive to rising interest rates in which the Fund had large investments. Despite positive performance from some of the Fund's holdings, our underweighting in emerging markets and cyclical industries caused the Fund to turn in disappointing performance in fiscal 1999.

[BEGIN SIDE BAR]

BOUGHT
-------------------------

We added cyclical stocks that benefit from global demand such as steel, paper, oil and related exporting industries. For example:
Aracruz Cellulose (0.5% of net assets), located in Brazil, is the world's leading producer of bleached eucalyptus pulp, which is used to manufacture consumer products such as tissue, high-quality printing, writing and specialty papers.


HELD
-------------------------

Nokia (1.6% of net assets) is an international telecommunications company based in Finland. As a developer and manufacturer of mobile phones, networks and systems for cellular and fixed networks, Nokia operates in 45 countries and sells its products worldwide.

Colt Telecom Group (1.2% of net assets), a London-based telecommunications company that provides service in Europe.

[END SIDE BAR]
  |
2 |
  |

Portfolio anticipates worldwide growth

Moving forward, we anticipate strong GDP growth worldwide. This environment will create new global demand, benefiting exporting companies and markets:

o Europe should continue its strong economic recovery, aided by lower interest rates and cheaper exports, merger and acquisition activities, corporate restructurings, and continued global economic growth.

o Japan, despite the risk of a strong yen, should experience higher consumer demand and benefit from restructuring.

o Asia should get a boost from this recovery, as well as from global demand for goods.

o Korea, Singapore and the Philippines should be leading beneficiaries.

o In Latin America, Mexico and Brazil should benefit from global growth, low inflation, lower interest rates and successful reforms.


/s/ Nicolas Ghajar


Nicolas Ghajar is portfolio manager of Colonial International Horizons Fund and a vice president of the Advisor. Prior to managing the Fund, Mr. Ghajar was an equity analyst of various equity funds since 1992.


International investing offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions in the countries in which it invests.

[BEGIN SIDE BAR]

Top Five Holdings
as of 10/31/99

NTT Mobile Comm.     1.94%
----------------------------
Murata MGF           1.88%
----------------------------
Nippon Tel.          1.78%
----------------------------
Nokia Oy             1.58%
----------------------------
BQE Nat'l Paris      1.55%
----------------------------

Top Five Countries
as of 10/31/99

United Kingdom       21.6%
----------------------------
Japan                21.1%
----------------------------
France               11.9%
----------------------------
Germany               6.4%
----------------------------
Netherlands           6.1%
----------------------------

Country breakdowns are calculated as a percentage of total investments. Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.


SOLD
-------------------------
To accomplish the asset shift from Europe to Japan, South Korea and emerging markets, we sold Eridania Beghin-Say, Veba and Valora Holdings.

[END SIDE BAR]

                                                                             |
                                                                             | 3
                                                                             |

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------


Performance of a $10,000 investment in Class A shares 6/30/92 - 10/31/99

Colonial International Horizons Fund
Without Sales Charge

Colonial International Horizons Fund
With Sales Charge

MSCI EAFE (GDP) INDEX

6/92                 10.00        10.00         10.00
                      9.68         9.12          9.61
                     12.22        11.51         13.22
                     13.45        12.68         14.55
                     13.06        12.31         14.5
                     15.90        14.98         16.02
                     18.74        17.66         16.76
                     18.52        17.46         18.37
10/99                21.81        20.55         22.61

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.


Average Annual Total Returns as of 10/31/99

Share Class               ( A )                           (  B )                          ( C )                    ( Z )
Inception                 6/8/92                          6/8/92                          8/1/97                  2/16/99
----------------------------------------------------------------------------------------------------------------------------
                  Without           With          Without           With          Without           With          Without
                   Sales           Sales           Sales           Sales           Sales           Sales           Sales
                   Charge          Charge          Charge          Charge          Charge          Charge          Charge
----------------------------------------------------------------------------------------------------------------------------
1 Year               17.77%          11.00%          16.85%          11.85%          16.90%          15.90%          17.95%
----------------------------------------------------------------------------------------------------------------------------
5 Years              10.16            8.86            9.34            9.06            9.40            9.40           10.19
----------------------------------------------------------------------------------------------------------------------------
Life                 11.23           10.34           10.40           10.40           10.44           10.44           11.25
----------------------------------------------------------------------------------------------------------------------------


Average Annual Total Returns as of 9/30/99

Share Class               ( A )                           (  B )                          ( C )                    ( Z )
----------------------------------------------------------------------------------------------------------------------------
                    Without         With            Without         With            Without          With           Without
                     Sales          Sales            Sales          Sales            Sales           Sales           Sales
                    Charge          Charge          Charge          Charge          Charge           Charge         Charge
----------------------------------------------------------------------------------------------------------------------------
1 Year               23.79%          16.68%          22.85%          17.85%          22.95%          21.95%          23.99%
----------------------------------------------------------------------------------------------------------------------------
5 Years               9.49            8.20            8.67            8.39            8.73            8.73            9.52
----------------------------------------------------------------------------------------------------------------------------
Life                 10.86            9.96           10.04           10.04           10.08           10.08           10.88
----------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in share charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.


[BEGIN SIDE BAR]

Performance of a
$10,000 investment
in all share classes
from 6/30/92 - 10/31/99

             Without      With
              Sales       Sales
             Charge      Charge
--------------------------------
Class A      $21,829     $20,574
--------------------------------
Class B      $20,680     $20,680
--------------------------------
Class C      $20,731     $20,731
--------------------------------
Class Z      $21,861     $21,861
--------------------------------

[END SIDE BAR]

  |
4 |
  |

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------

October 31, 1999
(In thousands)

Common Stocks - 93.5%              Country        Shares        Value
---------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.4%
Agriculture - Crops
Tabacalera SA                         Sp            27         $  444
                                                               ------
---------------------------------------------------------------------
CONSTRUCTION - 2.3%
Building Construction - 0.7%
Daiwa House Industry Co., Ltd.        Ja            96            880
                                                               ------
Heavy Construction-Non Building
Construction - 1.1%
Hyder PLC                             UK            51            460
Vivendi                               Fr            10            775
                                                               ------
                                                                1,235
                                                               ------
Special Trade Contractors - 0.5%
Tomkins PLC                           UK            171           577
                                                               ------
---------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.3%
Depository Institutions - 11.3%
Argentina Caja Posta                  Sp            18            400
Banca Nazionale del Lavoro (a)        It            90            306
Banco Pinto & Sotto Mayor SA          Pt            40            828
Bank of Montreal                      Ca             5            204
Banque Nationale de Paris             Fr            20          1,805
Banque Nationale de Paris - CVG (a)   Fr             4             22
Bayerische HypoVereinsbank            G              6            402
Cie Financiere de Paribas             Fr            (b)             1
Commerzbank AG                        G              8            302
Credito Italiano                      It            159           743
DenNorske Bank ASA                    No            57            221
Deutsche Bank AG                      G             13            917
Generale Banque, STRIP VVPR (a)       Be            (b)            (b)
Grupo Financiero Banamex Accival      Mx           217            543
Lloyds TSB Group                      UK            70            958
Merita Ltd., Series A                 Fi           168            978
Standard Chartered PLC                UK            62            876
Svenska Handelsbanken                 Sw            62            859
The Bank of Tokyo Mitsubishi          Ja            81          1,345
UBS AG                                Sz             2            605
Westpac Banking                       Au           130            836
                                                               ------
                                                               13,151
                                                               ------
Financial Services - 0.9%
Halifax PLC                           UK            86          1,094
                                                               ------
Holding & Other Investment Offices - 0.6%
Fortis AG - CVG (a)                   Be             5             25
Fortis AG - STRIP VVPR (a)            Be            41             (b)
Zurich Allied AG                      Sz             1            710
                                                               ------
                                                                  735
                                                               ------
Holding Companies - 1.8%
CGU PLC                               UK            35            508
Cheung Kong (Holdings) Ltd.           HK            85            771
Fortis Amev NV                        Ne            22            766
                                                               ------
                                                                2,045
                                                               ------
Insurance Carriers - 1.5%
Assurances Generales de France        Fr            15            836
AXA                                   Fr             6            891
                                                               ------
                                                                1,727
                                                               ------

                                        Country       Shares      Value
------------------------------------------------------------------------
Investment Companies - 4.3%
Henderson Japanese Smaller Companies
  Trust PLC (a)                            UK          1,250    $  1,480
Irish Investment Fund, Inc.                Ir            44          724
Korea Fund, Inc.                           Ko            47          601
Morgan Stanley Emerging Markets Fund (a)                 52          585
Scudder New Asia Fund, Inc. (a)                          47          720
Templeton Emerging Markets Fund, Inc.                    41          442
World Equity Benchmark Share - Japan       Ja            29          436
                                                                --------
                                                                   4,988
                                                                --------
Nondepository Credit Institutions - 1.6%
Nichiei Co., Ltd.                          Ja            11          586
Promise Co., Ltd.                          Ja            19        1,284
                                                                --------
                                                                   1,870
                                                                --------
Real Estate - 0.3%
New World Development Co., Ltd.            HK           205          388
                                                                --------
------------------------------------------------------------------------
MANUFACTURING - 42.7%
Chemicals & Allied Products - 7.5%
Akzo Nobel NV                              Ne            12          536
BASF AG                                    G             13          607
Bayer AG                                   G             13          515
Celanese AG (a)                            G              1           22
E.I. DuPont de Nemours & Co.                              4          259
Glaxo Holdings PLC                         UK            35        1,034
Hoechst AG                                 G             14          605
Kao Corp.                                  Ja            44        1,344
Norsk Hydro AS                             Ne             8          308
Novartis                                   Sz            (b)         649
Rhone Poulenc, Class A                     Fr            18        1,015
SmithKline Beecham PLC                     UK            83        1,083
Yamanouchi Pharmaceutical Co.              Ja            18          818
                                                                --------
                                                                   8,795
                                                                --------
Communications Equipment - 2.8%
LM Ericsson, Class B                       Sw            21          876
Racal Electronics PLC                      UK           149        1,098
Sony Corp.                                 Ja             8        1,249
                                                                --------
                                                                   3,223
                                                                --------
Electronic Components - 4.8%
Alcatel Alsthom (Cie Gen El)               Fr             6          958
Koninklijke Philips Electronics NV
  ADR (a)                                  Ne             9          899
Murata Manufacturing Co., Ltd.             Ja            17        2,188
Samsung Electronics                        Ko            19        1,604
                                                                --------
                                                                   5,649
                                                                --------
Electronic & Electrical Equipment - 0.8%
Bowthorpe PLC                              UK            89          900
                                                                --------
Fabricated Metal - 0.7%
Amcor Ltd.                                 Au           180          787
                                                                --------
Food & Kindred Products - 1.0%
Diageo PLC                                 UK            30          301
Groupe Danone                              Fr             3          844
                                                                --------
                                                                   1,145
                                                                --------

                                                                             |
                                                                             | 5
                                                                             |

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------

October 31, 1999
(In thousands)

                                      Country          Shares      Value
------------------------------------------------------------------------
Household Appliances - 0.5%
Electrolux AB, Series B                  Sw              26       $  528
                                                                  ------
Machinery & Computer Equipment - 5.9%
Canon, Inc.                              Ja              46       1,303
Equant NV (a)                            Ne               6         615
Fujitsu Ltd.                             Ja              35       1,056
Hitachi Ltd.                             Ja             110       1,191
Invensys PLC                             UK             108         527
Mannesmann AG                            G                5         781
Sumitomo Heavy Industries, Ltd. (a)      Ja             435       1,387
                                                                  ------
                                                                  6,860
                                                                  ------
Measuring & Analyzing Instruments - 0.3%
Fuji Photo Film Co., Ltd.                Ja              11         354
                                                                  ------
Paper Products - 3.1%
Aracruz Celulose SA ADR                  Bz              27         554
Jefferson Smurfit Group PLC              UK              98         255
Mo och Domsjo AB, Class B                Sw              17         510
Royal Koninklijke PTT Nederland NV       Ne              19         985
Stora Enso Oyj Class R                   Fi              69         906
TNT Post Group NV                        Ne              18         453
                                                                  ------
                                                                  3,663
                                                                  ------
Petroleum Refining - 3.8%
BP Amoco PLC ADR                         UK              19       1,076
Chevron Corp.                                             8         767
Compagnie Francaise de Petroleum,
 Total B Shares                          Fr               5         736
ENI                                      It              45         265
Repsol SA                                Sp              23         471
Royal Dutch Petroleum Co.                Ne               8         486
Royal Dutch Petroleum Co. - NY Shares    Ne              10         581
                                                                  ------
                                                                  4,382
                                                                  ------
Primary Metals - 1.6%
Acerinox SA                              Sp              18         549
Billiton PLC                             UK             255       1,111
Pirelli SPA                              It             101         233
                                                                  ------
                                                                  1,893
                                                                  ------
Printing & Publishing - 0.5%
Arnoldo Mondadori Editore SPA            It              30         564
                                                                  ------
Rubber & Plastic - 1.5%
Bridgestone Corp.                        Ja              34         937
Michelin, Class B                        Fr              18         797
                                                                  ------
                                                                  1,734
                                                                  ------
Stone, Clay, Glass & Concrete - 3.0%
Cemex SA                                 Mx             119         540
Cimentos de Portugal SA                  Pt              28         466
CRH PLC                                  Ir              35         662
Hanson PLC                               UK              55         425
Holderbank Financiere Glaris AG          Sz              (b)        587
Lafarge SA                               Fr               8         768
                                                                  ------
                                                                  3,448
                                                                  ------

                                      Country          Shares       Value
------------------------------------------------------------------------
Tobacco Products - 0.4%
Allied Zurich PLC                        UK              29       $  349
B.A.T. Industries PLC                    UK              29         192
                                                                  ------
                                                                    541
                                                                  ------
Transportation Equipment - 4.5%
DaimlerChrysler AG                       UK               6         429
GKN PLC                                  UK              78       1,253
Honda Motor Co. Ltd.                     Ja              23         972
MAN AG.                                  G               34       1,127
Toyota Motor Corp.                       Ja              21         728
Volvo AB                                 Sw              30         785
                                                                  ------
                                                                  5,294
                                                                  ------
------------------------------------------------------------------------
MINING & ENERGY - 0.8%
Crude Petroleum & Natural Gas - 0.2%
Conoco., Inc. Class B                                     8         230
                                                                  ------
Oil & Gas Field Services - 0.6%
Petroleum Geo-Services (a)               No              44         659
                                                                  ------
------------------------------------------------------------------------
RETAIL TRADE - 4.9%
Apparel & Accessory Stores - 1.2%
Hennes & Mauritz AB (a)                  Sw              51       1,353
                                                                  ------
Food Stores - 1.3%
IFIL Finanziaria di Partecipazioni SPA   It               2           (b)
Koninklijke Ahold NV                     Ne              10         293
Tesco PLC                                UK             138         416
Vendex International NV                  Ne              26         773
                                                                  ------
                                                                  1,482
                                                                  ------
General Merchandise Stores - 1.1%
Ito-Yokado Co., Ltd.                     Ja               9         721
Metro AG                                 G               10         539
                                                                  ------
                                                                  1,260
                                                                  ------
Miscellaneous Retail - 1.3%
Centros Comerciales                      Sp              20         485
Imasco Ltd.                              Ca              12         322
Pinault-Printemps SA                     Fr               4         757
                                                                  ------
                                                                  1,564
                                                                  ------
------------------------------------------------------------------------
SERVICES - 3.6%
Amusement & Recreation - 0.5%
Hilton Group PLC                         UK             194         607
                                                                  ------
Computer Related Services - 1.6%
Cap Gemini SA                            Fr               6         896
Dixons Group PLC                         UK              54         969
                                                                  ------
                                                                  1,865
                                                                  ------
Computer Software - 0.9%
Olivetti & C. SPA (a)                    It             175         339
SAP AG                                   G                2         652
                                                                  ------
                                                                    991
                                                                  ------
Hotels, Camps & Lodging - 0.6%
Accor SA                                 Fr               3         729
                                                                  ------

  |
6 |
  |

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------

October 31, 1999
(In thousands)

                                     Country      Shares        Value
-----------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 16.5%
Broadcasting - 0.4%
Mediaset SPA                           It           48         $    475
                                                               --------
Communications - 1.2%
Vodafone Group PLC                     UK          305           1,398
                                                               --------
Electric Services - 0.6%
Empresa Nacional de Electricidad       Sp           22             449
Korea Eletric Power Corp., ADR         Ko           18             279
                                                               --------
                                                                   728
                                                               --------
Gas Services - 1.5%
BG PLC                                 UK          160             871
Centrica                               UK          299             868
                                                               --------
                                                                 1,739
                                                               --------
Telecommunication - 12.8%
British Telecommunications PLC         UK           60           1,088
COLT Telecom Group PLC (a)             UK           46           1,387
France Telecom SA                      Fr           13           1,219
Hong Kong Telecommunications Ltd.      HK           146            332
Nippon Telegraph & Telephone Corp.     Ja           (b)          2,075
Nokia Oyj                              Fi           16           1,836
NTT Mobile Communication Network,
  Inc.                                 Ja           (b)          2,261
SK Telecom Co. Ltd.                    Ko           57             751
Telecel-Comunicacaoes Pessoais SA      Pt            7             885
Telecom Italia SPA                     It          153             757
Telecomunicacoes Brasileiras ADR (a)   Bz           11               1
Telecomunicacoes Brasileiras SA        Bz           11             857
Telefonica de Espana                   Sp           20             999
Telefonos de Mexico SA                 Mx          109             462
                                                               --------
                                                                14,910
                                                               --------
TOTAL COMMON STOCKS
  (cost of $85,704)                                            108,884
                                                               --------
Preferred Stocks - 0.6%
-----------------------------------------------------------------------
CONSTRUCTION - 0.1%
Heavy Constuction - Non Building Construction
Hyder PLC, 7.875%                      UK           30              49
                                                               --------
-----------------------------------------------------------------------
MANUFACTURING - 0.5%
Chemicals & Allied Products
Henkel KGA                             G             9             607
                                                               --------
TOTAL PREFERRED STOCKS
  (cost of $41)                                                    656
                                                               --------
Warrants - 0.0%
-----------------------------------------------------------------------
CONSTRUCTION - 0.0%
Heavy Constuction - Non Building Construction
Vivendi (a)                            Fr            9              21
                                                               --------
-----------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
Depository Institutions
Siam Commercial Bank Public Co.,
  Ltd. (a)(c)                          Th           37               (b)
TOTAL WARRANTS - 0.0%
 (cost of $6)                                                       21
                                                               --------
TOTAL INVESTMENTS - 94.1%
 (cost of $85,751) (d)                                         109,561
                                                               --------

Short-Term Obligations - 5.6%                                            Par       Value
------------------------------------------------------------------------------------------
Repurchase agreement with Lehman Brothers
  Corp., dated 10/29/99, due 11/01/99 at 5.220%,
  collateralized by U.S. Treasury bonds and/or
  notes and bills with various maturities to 2009,
  market value $6,691 (repurchase proceeds $6,530)                     $6,528    $  6,528
                                                                                 --------
Other Assets & Liabilities Net - 0.3%                                                 383
------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $116,472
                                                                                 ========
Notes to Investment Portfolio:
------------------------------------------------------------------------------------------

(a) Non-income producing.
(b) Rounds to less than one.
(c) Represents fair market value as determined in good faith under the direction of the trustees.
(d) Cost for federal income tax purposes is $86,972.

   Summary of
Securities by Country   Country   Value       % of Total
--------------------------------------------------------
United Kingdom          UK        $ 23,639       21.6
Japan                   Ja          23,115       21.1
France                  Fr          13,070       11.9
Germany                 G            7,076        6.4
Netherlands             Ne           6,695        6.1
Sweden                  Sw           4,911        4.5
Spain                   Sp           3,797        3.5
Finland                 Fi           3,720        3.4
Italy                   It           3,682        3.4
Korea                   Ko           3,235        2.9
United States                        3,003        2.7
Switzerland             Sz           2,551        2.3
Portugal                Pt           2,179        2.0
Australia               Au           1,623        1.5
Mexico                  Mx           1,545        1.4
Hong Kong               HK           1,491        1.4
Brazil                  Bz           1,412        1.3
Ireland                 Ir           1,386        1.3
Norway                  No             880        0.8
Canada                  Ca             526        0.5
Belgium                 Be              25        0.0
                                  --------      -----
                                  $109,561      100.0%
                                  --------      -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

  Acronym                             Name
  -------                         -----------
    ADR                    American Depositary Receipt
    STRIP      Separately Traded Receipt of Interest and Principal

                                                                             |
                                                                             | 7
                                                                             |

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------

October 31, 1999
(In thousands except for per share amounts and footnotes)


Assets
Investments at value (cost $85,751)                     $109,561
Short-term obligations                                     6,528
                                                        --------
                                                         116,089
Receivable for:
 Cash including foreign currencies          $  23
 Investments sold                               4
 Dividends                                    423
 Fund shares sold                           2,732
Other                                          85          3,267
                                            -----       --------
 Total Assets                                            119,356
Liabilities
Payable for:
 Fund shares repurchased                    2,259
Accrued:
 Deferred Trustee fees                          4
Other                                         621
                                            -----
 Total Liabilities                                         2,884
                                                        --------
Net Assets                                              $116,472
                                                        ========
Class A
Net asset value & redemption price per
   share ($57,814/4,321)                                $  13.38(a)
                                                        --------
Maximum offering price per share
($13.38/0.9425)                                         $  14.20(b)
                                                        --------
Class B
Net asset value & offering price per
   share ($51,930/3,936)                                $  13.19(a)
                                                        --------
Class C
Net asset value & offering price per
   share ($1,299/98)                                    $  13.30(a)
                                                        --------
Class Z
Net asset value & offering price per
   share ($5,429/405)                                   $  13.40
                                                        --------
Composition of Net Assets
Capital paid in                                         $100,151
Overdistributed net investment income                       (690)
Accumulated net realized loss                             (6,779)
Net unrealized appreciation
   (depreciation) on:
 Investments                                              23,810
 Foreign currency transactions                               (20)
                                                        --------
                                                        $116,472
                                                        ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

October 31, 1999
(In thousands)

Investment Income
Dividends                                                   $ 1,902
Interest                                                        224
                                                            -------
   Total investment income (net of
     nonreclaimable foreign taxes withheld
     at source which amounted to $240)                        2,126
Expenses
Management fee                                $  861
Service fee -- Class A                           139
Service fee -- Class B                           138
Service fee -- Class C                             3
Distribution fee -- Class B                      411
Distribution fee -- Class C                        9
Transfer agent                                   395
Bookkeeping fee                                   50
Registration fee                                  43
Custodian fee                                     85
Audit fee                                         55
Trustees fee                                      11
Reports to shareholders                           23
Legal fee                                         15
Other                                             60          2,298
                                              ------        -------
Net Investment Loss                                            (172)
                                                            -------
Net Realized and Unrealized Gain (Loss)
on Portfolio Positions
Net realized loss on:
 Investments                                  (6,585)
 Foreign currency transactions                   (15)
                                              ------
  Net Realized Loss                                          (6,600)
Net change in unrealized appreciation/
 depreciation during the period on:
 Investments                                  26,346
 Foreign currency transactions                   (65)
                                              ------
  Net Change in Unrealized
   Appreciation/Depreciation                                 26,281
                                                            -------
  Net Gain                                                   19,681
                                                            -------
Increase in Net Assets from Operations                      $19,509
                                                            -------

  |
8 | See notes to financial statements.
  |

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(In thousands)

                                                                                              Years Ended October 31
                                                                                            --------------------------
Increase (Decrease) in Net Assets                                                              1999(a)           1998
----------------------------------------------------------------------------------------------------------------------
Operations:
Net investment loss                                                                          $     (172)      $    (76)
Net realized gain (loss)                                                                         (6,600)        11,751
Net change in unrealized appreciation (depreciation)                                             26,281        (21,070)
                                                                                             ----------       --------
  Net Increase (Decrease) from Operations                                                        19,509         (9,395)
                                                                                             ----------       --------
Distributions:
From net investment income -- Class A                                                                --           (181)
In excess of net investment income -- Class A                                                        --           (185)
From net realized gains -- Class A                                                               (4,278)        (6,412)
From net realized gains -- Class B                                                               (4,151)        (4,631)
From net investment income -- Class C                                                                --             (1)
In excess of net investment income -- Class C                                                        --             (1)
From net realized gains -- Class C                                                                  (85)           (30)
                                                                                             ----------       --------
                                                                                                 10,995        (20,836)
                                                                                             ----------       --------
Fund Share Transactions:
Receipts for shares sold -- Class A                                                             168,531         41,507
Receipts for shares issued in the acquisition of Colonial International Fund for Growth              --         25,736
Value of distributions reinvested -- Class A                                                      3,628          5,525
Cost of shares repurchased -- Class A                                                          (178,536)       (39,191)
                                                                                             ----------       --------
                                                                                                 (6,377)        33,577
                                                                                             ----------       --------
Receipts for shares sold -- Class B                                                              15,544         10,506
Receipts for shares issued in the acquisition of Colonial International Fund for Growth              --         44,615
Value of distributions reinvested -- Class B                                                      3,730          4,123
Cost of shares repurchased -- Class B                                                           (29,662)       (17,601)
                                                                                             ----------       --------
                                                                                                (10,388)        41,643
                                                                                             ----------       --------
Receipts for shares sold -- Class C                                                                 598            589
Receipts for shares issued in the acquisition of Colonial International Fund for Growth              --            842
Value of distributions reinvested -- Class C                                                         80             32
Cost of shares repurchased -- Class C                                                              (654)          (219)
                                                                                             ----------       --------
                                                                                                     24          1,244
                                                                                             ----------       --------
Receipts for shares sold -- Class Z                                                               5,585             --
Cost of shares repurchased -- Class Z                                                              (560)
                                                                                             ----------       --------
                                                                                                  5,025             --
                                                                                             ----------       --------
  Net Increase (Decrease) from Fund Share Transactions                                          (11,716)        76,464
                                                                                             ----------       --------
  Total Increase (Decrease)                                                                        (721)        55,628
Net Assets
Beginning of period                                                                             117,193         61,565
                                                                                             ----------       --------
End of period (net of overdistributed net investment income of $690 and $194,
 respectively)                                                                               $  116,472       $117,193
                                                                                             ==========       ========
Number of Fund Shares
Sold -- Class A                                                                                  13,331          3,227
Issued in the acquisition of Colonial International Fund for Growth                                  --          1,838
Issued for distributions reinvested -- Class A                                                      303            451
Repurchased -- Class A                                                                          (14,061)        (3,039)
                                                                                             ----------       --------
                                                                                                   (427)         2,477
                                                                                             ----------       --------
Sold -- Class B                                                                                   1,251            824
Issued in the acquisition of Colonial International Fund for Growth                                  --          3,211
Issued for distributions reinvested -- Class B                                                      314            340
Repurchased -- Class B                                                                           (2,391)        (1,392)
                                                                                             ----------       --------
                                                                                                   (826)         2,983
                                                                                             ----------       --------
Sold -- Class C                                                                                      48             44
Issued in the acquisition of Colonial International Fund for Growth                                  --             60
Issued for distributions reinvested -- Class C                                                        7              3
Repurchased -- Class C                                                                              (53)           (18)
                                                                                             ----------       --------
                                                                                                      2             89
                                                                                             ----------       --------
Sold -- Class Z                                                                                     448             --
Repurchased -- Class Z                                                                              (43)            --
                                                                                             ----------       --------
                                                                                                    405             --
                                                                                             ----------       --------

(a) Class Z shares were initially offered on February 16, 1999.

                                                                             |
                                                                             | 9
                                                                             |

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

October 31, 1999


Note 1. Accounting Policies


Organization

Colonial International Horizons Fund, (the Fund), a series of Liberty Funds Trust III (formerly Colonial Trust III), is a nondiversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek preservation of capital, purchasing power and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deffered sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective February 16, 1999, the Fund began offering Class Z shares. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.


Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.


Determination of class net asset values and financial highlights

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.


Federal income taxes

Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.


Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.


Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the

   |
10 |
   |

--------------------------------------------------------------------------------
Notes to Financial Statements Cont.
--------------------------------------------------------------------------------

October 31, 1999

investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.


Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Funds portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.


Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


Note 2. Fees and Compensation Paid to Affiliates


Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.


Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 plus 0.035% annually of the Fund's average net assets over $50 million.


Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.



Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended October 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $59,968 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $7,913, $202,376 and $793 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.


Note 3. Portfolio Information


Investment activity

During the year ended October 31, 1999, purchases and sales of investments, other than short-term obligations, were $47,690,005 and $69,010,186, respectively.

Unrealized appreciation (depreciation) at October 31, 1999, based on cost of investments for federal income tax purposes was:

      Gross unrealized appreciation     $28,064,947
      Gross unrealized depreciation      (5,476,172)
                                        -----------
       Net unrealized appreciation      $22,588,775
                                        ===========


Capital loss carryforwards

At October 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

    Year of       Capital loss
  expiration      carryforward
  ----------      ------------
     2005        $ 4,354,000
     2007          6,775,000
                 -----------
                 $11,129,000
                 ===========

This capital loss carryforward expiring in 2005 was acquired in the merger with Colonial International Fund for Growth. The availability for use in offsetting any future gains may be limited in a given year.

                                                                            |
                                                                            | 11
                                                                            |

--------------------------------------------------------------------------------
Notes to Financial Statements Cont.
--------------------------------------------------------------------------------

October 31, 1999


Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


Note 4. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 1999.


Note 5. Merger Information

On July 24, 1998, Colonial International Fund for Growth (CIFFG) was merged into the Fund by a non-taxable exchange of 1,837,762 Class A shares, 3,210,998 Class B shares and 60,081 Class C shares of the Fund (valued at $25,735,942, $44,614,889 and $841,510, respectively) for the 2,624,572, 4,629,964 and
87,046, respectively, of CIFFG shares then outstanding. The assets of CIFFG acquired included unrealized appreciation of $10,684,592. The aggregate net assets of the Fund and CIFFG immediately after the merger were $132,217,563.


Note 6. Other Related Party Transactions

At October 31, 1999, the Fund had two shareholders, Colonial Management Association, Inc. and Alphatrade who owned greater than 5% of the Fund's shares outstanding.

   |
12 |
   |

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year Ended October 31, 1999
                                                  ---------------------------------------------------------
                                                  Class A        Class B          Class C         Class Z (a)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 12.260       $ 12.140         $ 12.240         $ 11.950
                                                  --------       --------         --------         --------
Income from Investment Operations:
Net investment income (loss) (b)                     0.027         (0.067)          (0.068)           0.076
Net realized and unrealized gain                     2.041          2.015            2.036            1.374
                                                  --------       --------         --------         --------
  Total from Investment Operations                   2.068          1.948            1.968            1.450
                                                  --------       --------         --------         --------
Less Distributions Declared to Shareholders:
From net realized gains                             (0.948)        (0.898)          (0.908)            --
                                                  --------       --------         --------         --------
Net Asset Value, End of Period                    $ 13.380       $ 13.190         $ 13.300         $ 13.400
                                                  --------       --------         --------         --------
Total return (c)                                     17.77%         16.85%           16.90%           12.13%(d)
                                                  --------       --------         --------         --------
Ratios to Average Net Assets
Expenses (e)                                          1.64%          2.39%            2.39%            1.37%(f)
Net investment income (e)                             0.21%         (0.54)%          (0.54)%           0.85%(f)
Portfolio turnover                                      43%            43%              43%              43%
Net assets at end of period (000)                 $ 57,814       $ 51,930         $  1,299         $  5,429


                                                                        Year Ended October 31, 1998
                                                                 ------------------------------------------
                                                                 Class A          Class B          Class C
                                                                 --------         --------         --------
Net Asset Value, Beginning of Period                             $ 15.260         $ 15.070         $ 15.220
                                                                 --------         --------         --------
Income from Investment Operations:
Net investment income (loss) (b)                                    0.032           (0.062)          (0.061)
Net realized and unrealized loss                                   (0.222)          (0.208)          (0.181)
                                                                 --------         --------         --------
  Total from Investment Operations                                 (0.190)          (0.270)          (0.242)
                                                                 --------         --------         --------
Less Distributions Declared to Shareholders:
Net investment income                                              (0.074)              --           (0.039)
In excess of net investment income                                 (0.076)              --           (0.039)
From net realized gains                                            (2.660)          (2.660)          (2.660)
                                                                 --------         --------         --------
  Total Distributions Declared to Shareholders                     (2.810)          (2.660)          (2.738)
                                                                 --------         --------         --------
Net Asset Value, End of Period                                   $ 12.260         $ 12.140         $ 12.240
                                                                 --------         --------         --------
Total return (c)                                                    (1.14)%          (1.76)%          (1.53)%
                                                                 --------         --------         --------
Ratios to Average Net Assets
Expenses (e)                                                         1.68%            2.43%            2.43%
Net investment income (loss) (e)                                     0.24%           (0.51)%          (0.51)%
Portfolio turnover                                                    100%             100%             100%
Net assets at end of period (000)                                $ 58,213         $ 57,809         $  1,171

(a) Class Z share were initially offered on February 16, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Annualized.

                                                                            |
                                                                            | 13
                                                                            |

--------------------------------------------------------------------------------
Financial Highlights Continued
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                           Year Ended October 31, 1997
                                                                     -------------------------------------------
                                                                     Class A           Class B        Class C (a)
                                                                     --------         ---------       ----------
Net Asset Value, Beginning of Period                                 $ 14.320         $  14.230       $   15.910
                                                                     --------         ---------       ----------
Income from Investment Operations:
Net investment income (loss) (b)                                        0.098            (0.011)          (0.017)
Net realized and unrealized gain (loss)                                 2.296             2.275           (0.673)(c)
                                                                     --------         ---------       ----------
  Total from Investment Operations                                      2.394             2.264           (0.690)
                                                                     --------         ---------       ----------
Less Distributions Declared to Shareholders:
Net investment income                                                  (0.030)               --               --
From net realized gains                                                (1.424)           (1.424)              --
                                                                     --------         ---------       ----------
  Total Distributions Declared to Shareholders                         (1.454)           (1.424)              --
                                                                     --------         ---------       ----------
Net Asset Value, End of Period                                       $ 15.260         $  15.070       $   15.220
                                                                     --------         ---------       ----------
Total return (d)                                                       17.87%            16.98%          (4.34)%(e)
                                                                     --------         ---------       ----------
Ratios to Average Net Assets
Expenses (f)                                                            1.62%             2.37%            2.39%(g)
Net investment income (loss) (f)                                        0.67%            (0.08%)          (0.42%)(g)
Portfolio turnover                                                        67%               67%              67%
Net assets at end of period (000)                                    $ 34,645         $  26,817       $      103

                                                                        Year Ended October 31
                                                     -----------------------------------------------------------
                                                                1996                             1995
                                                     ------------------------          -------------------------
                                                      Class A         Class B           Class A          Class B
                                                     --------       ---------          --------         --------
Net Asset Value, Beginning of Period                 $ 12.430       $  12.380          $ 13.160         $ 13.110
                                                     --------       ---------          --------         --------
Income from Investment Operations:
Net investment income (loss) (b)                        0.075          (0.026)            0.102            0.009
Net realized and unrealized gain (loss)                 2.525           2.506            (0.496)          (0.489)
                                                     --------       ---------          --------         --------
  Total from Investment Operations                      2.600           2.480            (0.394)          (0.480)
                                                     --------       ---------          --------         --------
Less Distributions Declared to Shareholders:
Net investment income                                  (0.080)             --            (0.106)          (0.020)
From net realized gains                                (0.630)         (0.630)           (0.230)          (0.230)
                                                     --------       ---------          --------         --------
  Total Distributions Declared to Shareholders         (0.710)         (0.630)           (0.336)          (0.250)
                                                     --------       ---------          --------         --------
Net Asset Value, End of Period                       $ 14.320       $  14.230          $ 12.430         $ 12.380
                                                     --------       ---------          --------         --------
Total return (d)                                       21.69%          20.70%           (2.88)%          (3.56)%
                                                     --------       ---------          --------         --------
Ratios to Average Net Assets
Expenses (f)                                            1.61%           2.36%             1.66%            2.41%
Net investment income (loss) (f)                        0.56%          (0.19%)            0.82%            0.07%
Portfolio turnover                                        84%             84%               65%              65%
Net assets at end of period (000)                    $ 36,655       $  25,482          $ 31,297         $ 20,931

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Annualized.

   |
14 |
   |

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty Funds Trust III and the Shareholders of Colonial International Horizons Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial International Horizons Fund (the "Fund") (a series of Liberty Funds Trust III, formerly Colonial Trust
III), at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.







PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 1999

                                                                            |
                                                                            | 15
                                                                            |

                       This page intentionally left blank


   |
16 |
   |

Trustees & Transfer Agent

Robert J. Birnbaum                            William E. Mayer

Consultant (formerly Special Counsel,         Partner, Development Capital, LLC
Dechert, Price & Rhoads; President and        (formerly Dean, College of Business and
Chief Operating Officer, New York Stock       Management, University of Maryland;
Exchange, Inc.; President, American           Dean, Simon Graduate School of Business,
Stock Exchange Inc.)                          University of Rochester; Chairman and
                                              Chief Executive Officer, CS First Boston
                                              Merchant Bank; and President and Chief
Tom Bleasdale                                 Executive Officer, The First Boston
                                              Corporation)
Retired (formerly Chairman of the Board
and Chief Executive Officer, Shore Bank
& Trust Company)                              James L. Moody, Jr.

                                              Retired (formerly Chairman of the Board,
John V. Carberry                              Chief Executive Officer and Director
                                              Hannaford Bros. Co.)
Senior Vice President of Liberty
Financial Companies, Inc. (formerly
Managing Director, Salomon Brothers)          John J. Neuhauser

                                              Academic Vice President and Dean of
Lora S. Collins                               Faculties, Boston College (former Dean,
                                              Boston College School of Management)
Attorney (formerly Attorney, Kramer,
Levin, Naftalis & Frankel)
                                              Thomas E. Stitzel

James E. Grinnell                             Professor of Finance, College of
                                              Business, Boise State University;
Private Investor (formerly Senior Vice        Business Consultant and Author
President-Operations, The Rockport
Company)
                                              Robert L. Sullivan

Richard W. Lowry                              Retired Partner, KPMG LLP (formerly
                                              Management Consultant, Saatchi and
Private Investor (formerly Chairman and       Saatchi Consulting Ltd. and Principal
Chief Executive Officer, U.S. Plywood         and International Practice Director,
Corporation)                                  Management Consulting, Peat Marwick Main
                                              & Co.)

Salvatore Macera
                                              Anne-Lee Verville
Private Investor (formerly Executive
Vice President of Itek Corp. and              Consultant (formerly General Manager,
President of Itek Optical & Electronic        Global Education Industry, and
Industries, Inc.)                             President, Applications Solutions
                                              Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report
The Transfer Agent for Colonial International Horizons Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial International Horizons Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Colonial International Horizons Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
                                  L I B E R T Y
--------------------------------------------------------------------------------
                                                                       F U N D S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE         A contrarian approach to fixed income and equity investing.
HUSON
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE      Growth style equity investing.
ADVISOR
--------------------------------------------------------------------------------
[KEYPORT LOGO] A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
                                               |
COLONIAL INTERNATIONAL HORIZONS FUND           |         Annual Report
                                               |
--------------------------------------------------------------------------------


[LIBERTY FUNDS LOGO]
ALL-STAR  o  COLONIAL  o  CRABBE HUSON   NEWPORT  o  STEIN ROE ADVISOR


Liberty Funds Distributor, Inc. (C) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                 HZ-02/082I-1099 (12/99) 99/1538